Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2017
Short-term Borrowings

Short-term borrowings at March 31, 2016 and 2017 consist of the following:

	Yen in millions
	March 31,
	2016	2017
Loans, principally from banks, with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.05% and of 1.86% per annum, respectively	1,068,417	1,125,324
Commercial paper with a weighted-average interest at March 31, 2016 and March 31, 2017 of 0.71% and of 1.08% per annum, respectively	3,629,717	3,828,358

	4,698,134	4,953,682

Long-term Debt

Long-term debt at March 31, 2016 and 2017 comprises the following:

	Yen in millions
	March 31,
	2016	2017
Unsecured loans, representing obligations principally to banks, due 2016 to 2035 in 2016 and due 2017 to 2036 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.24% and of 2.44% per annum, respectively	3,403,347	3,318,865
Secured loans, representing obligations principally to finance receivables securitization due 2016 to 2030 in 2016 and due 2017 to 2030 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 1.11% and of 1.43% per annum, respectively	1,909,830	2,080,362
Medium-term notes of consolidated subsidiaries, due 2016 to 2047 in 2016 and due 2017 to 2046 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.05% and of 2.12% per annum, respectively	6,409,141	6,923,511
Unsecured notes of parent company, due 2016 to 2024 in 2016 and due 2017 to 2036 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 1.43% and of 1.35% per annum, respectively	350,000	370,000
Unsecured notes of consolidated subsidiaries, due 2016 to 2031 in 2016 and due 2017 to 2032 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 2.30% and of 2.17% per annum, respectively	1,467,199	1,430,022
Secured notes of consolidated subsidiaries, due 2016 to 2019 in 2016 and due 2017 to 2020 in 2017 with a weighted-average interest at March 31, 2016 and March 31, 2017 of 8.58% and of 8.14% per annum, respectively	34,000	57,036
Long-term capital lease obligations, due 2016 to 2035 in 2016 and due 2017 to 2035 in 2017 with interest ranging from 0.23% to 14.73% per annum in 2016 and from 0.37% to 14.73% per annum in 2017	21,502	22,249

	13,595,019	14,202,045
Less - Current portion due within one year	(3,822,954)	(4,290,449)

	9,772,065	9,911,596

Aggregate Amounts of Annual Maturities of Long-term Debt During Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions
2018	4,290,449
2019	2,861,129
2020	2,658,721
2021	1,711,573
2022	1,581,938